JPMORGAN TRUST I

J.P. Morgan Funds

JPMorgan Commodities Strategy Fund

JPMorgan Global Allocation Fund

JPMorgan Income Builder Fund

JPMorgan Systematic Alpha Fund

Prospectuses and Statements of Additional Information dated March 1, 2016, as supplemented

JPMorgan Diversified Real Return Fund

Prospectus and Statement of Additional Information dated July 29, 2016, as supplemented

J.P. Morgan International Equity Funds

JPMorgan China Region Fund

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Income Fund

JPMorgan Global Research Enhanced Index Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan International Equity Fund

JPMorgan International Equity Income Fund

JPMorgan International Opportunities Fund

JPMorgan International Unconstrained Equity Fund

JPMorgan International Value Fund

JPMorgan Intrepid European Fund

JPMorgan Intrepid International Fund

JPMorgan Latin America Fund

Prospectuses and Statement of Additional Information dated March 1, 2016, as supplemented

J.P. Morgan Specialty Funds

JPMorgan Research Market Neutral Fund

Prospectus and Statement of Additional Information dated March 1, 2016, as supplemented

Security Capital U.S. Core Real Estate Securities Fund

Prospectus and Statement of Additional Information dated May 1, 2016, as supplemented

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

Prospectus and Statement of Additional Information dated March 1, 2016, as supplemented

JPMorgan Tax Aware High Income Fund

JPMorgan Tax Aware Income Opportunities Fund

Prospectus and Statement of Additional Information dated July 1, 2016

J.P. Morgan Income Funds

JPMorgan Emerging Markets Local Currency Debt Fund

Prospectus and Statement of Additional Information dated March 1, 2016, as supplemented

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Corporate Debt Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Income Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Managed Income Fund

JPMorgan Short Duration High Yield Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

Prospectuses and Statements of Additional Information dated July 1, 2016

JPMorgan Floating Rate Income Fund

JPMorgan Global Bond Opportunities Fund

Prospectuses and Statements of Additional Information dated December 29, 2015, as supplemented

J.P. Morgan Tax Free Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Prospectus and Statement of Additional Information dated July 1, 2016

JPMorgan SmartAllocation Funds

JPMorgan SmartAllocation Income Fund

Prospectus and Statement of Additional Information dated July 1, 2016

SUP-CLASSACS-916

JPMorgan SmartAllocation Equity Fund

Prospectus and Statement of Additional Information dated November 1, 2015, as supplemented

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

Prospectus and Statement of Additional Information dated November 1, 2015, as supplemented

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement Income Fund

JPMorgan SmartRetirement 2015 Fund

JPMorgan SmartRetirement 2020 Fund

JPMorgan SmartRetirement 2025 Fund

JPMorgan SmartRetirement 2030 Fund

JPMorgan SmartRetirement 2035 Fund

JPMorgan SmartRetirement 2040 Fund

JPMorgan SmartRetirement 2045 Fund

JPMorgan SmartRetirement 2050 Fund

JPMorgan SmartRetirement 2055 Fund

Prospectus and Statement of Additional Information dated November 1, 2015, as supplemented

JPMorgan SmartRetirement 2060 Fund

Prospectus and Statement of Additional Information dated August 31, 2016

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement Blend Income Fund

JPMorgan SmartRetirement Blend 2015 Fund

JPMorgan SmartRetirement Blend 2020 Fund

JPMorgan SmartRetirement Blend 2025 Fund

JPMorgan SmartRetirement Blend 2030 Fund

JPMorgan SmartRetirement Blend 2035 Fund

JPMorgan SmartRetirement Blend 2040 Fund

JPMorgan SmartRetirement Blend 2045 Fund

JPMorgan SmartRetirement Blend 2050 Fund

JPMorgan SmartRetirement Blend 2055 Fund

Prospectus and Statement of Additional Information dated November 1, 2015, as supplemented

JPMorgan SmartRetirement Blend 2060 Fund

Prospectus and Statement of Additional Information dated August 31, 2016

J.P. Morgan U.S. Equity Funds

JPMorgan Opportunistic Equity Long/Short Fund

Prospectus and Statement of Additional Information dated March 1, 2016, as supplemented

JPMorgan Disciplined Equity Fund

JPMorgan Diversified Fund

JPMorgan Dynamic Growth Fund

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Hedged Equity Fund

JPMorgan Intrepid Advantage Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

Prospectuses and Statement of Additional Information dated November 1, 2015, as supplemented

JPMORGAN TRUST II

J.P. Morgan International Funds

JPMorgan International Research Enhanced Equity Fund

Prospectus and Statement of Additional Information dated March 1, 2016, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan Municipal Income Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

JPMorgan Ohio Municipal Bond Fund

Prospectuses and Statements of Additional Information dated July 1, 2016

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

Prospectus and Statement of Additional Information dated July 1, 2016

J.P. Morgan Investor Funds

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

Prospectus and Statement of Additional Information dated November 1, 2015, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Prospectus and Statement of Additional Information dated November 1, 2015, as supplemented

JPMORGAN TRUST III

J.P. Morgan Alternative Funds

JPMorgan Multi-Manager Alternatives Fund

Prospectus and Statement of Additional Information dated March 1, 2016, as supplemented

JPMORGAN TRUST IV

J.P. Morgan Municipal Bond Funds

JPMorgan Ultra-Short Municipal Fund

Prospectus, Summary Prospectus and Statement of Additional Information dated May 31, 2016, as supplemented

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

Prospectus and Statement of Additional Information dated November 1, 2015, as supplemented

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

J.P. Morgan U.S Equity Funds

JPMorgan Growth Advantage Fund

Prospectus and Statement of Additional Information dated November 1, 2015, as supplemented

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

Undiscovered Managers Behavioral Value Fund

Prospectus and Statement of Additional Information dated December 29, 2015, as supplemented

(Class A, Class C and Select Class Shares)

Supplement dated September 8, 2016

to the Prospectuses and Statements of Additional Information as dated above, as supplemented

Closure of Class A, Class C, and Select Class Shares to Group Retirement Plans

Effective April 3, 2017, new Group Retirement Plans will not be eligible to purchase Class A, Class C, or Select Class Shares. Group Retirement Plans (and their successor, related and affiliated plans) which have these share classes of the Fund available to participants on or before April 3, 2017, may continue to open accounts for new participants in such share classes of the Fund and purchase additional shares in existing participant accounts.

Group Retirement Plans are employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. The plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and the shares must be held a) at a plan level or b) at the Fund level through an omnibus account of a retirement plan recordkeeper. Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation.

After April 3, 2017, new Group Retirement Plans will continue to be eligible to invest in Class R2, R3, R4, R5 and R6, as appropriate.

Select Class to be Renamed Class I Shares

Effective April 3, 2017, Select Class Shares will be renamed “Class I Shares.” There will be no changes to the rights, privileges or expenses of current Select Class shareholders as a result of this renaming.

Sub-Transfer Agency Payments and Service Fee

Effective April 3, 2017, the J.P. Morgan Funds will cease making direct payments to financial intermediaries for any applicable sub-transfer agency services. After this date, payments to financial intermediaries for sub-transfer agency services will be made by JPMorgan Distribution Services, Inc., the Funds’ shareholder servicing agent, from the service fee (formerly known as “shareholder service fee”). From time to time, J.P. Morgan Investment Management Inc. or its affiliates may pay a portion of the sub-transfer agency fees at its or their own expense and out of its or their legitimate profits.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.